Federated Government Income Securities, Inc.
Portfolio of Investments
May 31, 2019 (unaudited)
Principal Amount		Value
	U.S. TREASURIES—28.3%
	U.S. Treasury Bonds—8.1%
$ 600,000	2.250%, 8/15/2046	$ 561,986
500,000	2.750%, 8/15/2042	519,498
1,525,000	2.875%, 8/15/2045	1,616,593
1,250,000	2.875%, 5/15/2049	1,329,004
500,000	3.000%, 2/15/2047	543,617
2,500,000	3.125%, 8/15/2044	2,765,146
2,350,000	4.375%, 5/15/2040	3,097,568
1,250,000	6.000%, 2/15/2026	1,559,297
	TOTAL	11,992,709
	U.S. Treasury Notes—20.2%
1,500,000	1.375%, 8/31/2020	1,486,428
525,000	1.375%, 9/30/2023	512,944
2,450,000	1.750%, 5/15/2022	2,439,715
3,000,000	2.000%, 2/15/2023	3,009,400
1,000,000	2.125%, 5/15/2025	1,007,544
1,850,000	2.250%, 11/15/2027	1,871,471
2,000,000	2.375%, 1/31/2023	2,032,889
2,400,000	2.500%, 1/15/2022	2,436,107
1,500,000	2.500%, 3/31/2023	1,532,766
1,250,000	2.500%, 2/28/2026	1,287,781
3,500,000	2.750%, 8/15/2021	3,561,975
1,000,000	2.750%, 7/31/2023	1,033,064
2,000,000	2.875%, 10/31/2020	2,022,520
1,500,000	2.875%, 10/15/2021	1,533,161
1,700,000	2.875%, 9/30/2023	1,766,730
700,000	2.875%, 11/30/2025	736,681
750,000	2.875%, 8/15/2028	796,859
750,000	3.125%, 11/15/2028	813,593
	TOTAL	29,881,628
	TOTAL U.S. TREASURIES (IDENTIFIED COST $39,690,892)	41,874,337
	ASSET-BACKED SECURITIES—0.5%
	Other—0.5%
243,628	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	245,374
253,389	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	253,764
193,146	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	193,778
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $690,093)	692,916
	GOVERNMENT AGENCIES—4.8%
	Federal Home Loan Bank System—3.3%
4,850,000	2.625%, 5/28/2020	4,869,490
	Tennessee Valley Authority Notes—1.5%
2,200,000	2.875%, 2/1/2027	2,284,709
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,046,560)	7,154,199

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—58.2%
	Federal Home Loan Mortgage Corporation—29.0%
$2,906,308	3.000%, 1/1/2033	$ 2,952,990
772,069	3.000%, 1/1/2043	783,885
1,480,294	3.000%, 10/1/2045	1,496,934
800,195	3.000%, 11/1/2045	809,190
898,874	3.000%, 5/1/2046	909,259
1,401,840	3.000%, 10/1/2046	1,414,532
783,395	3.000%, 10/1/2046	792,446
367,520	3.000%, 11/1/2046	370,388
3,088,759	3.500%, 7/1/2042	3,193,588
1,857,004	3.500%, 9/1/2043	1,913,645
2,762,093	3.500%, 7/1/2046	2,850,656
4,449,764	3.500%, 11/1/2047	4,567,410
2,543,176	4.000%, 12/1/2041	2,662,156
307,708	4.000%, 1/1/2042	322,104
820,472	4.000%, 3/1/2046	853,729
1,097,185	4.000%, 10/1/2047	1,139,464
1,457,480	4.000%, 11/1/2047	1,513,369
990,171	4.000%, 12/1/2047	1,029,688
234,897	4.000%, 4/1/2048	243,757
1,114,176	4.000%, 7/1/2048	1,157,597
73,854	4.500%, 4/1/2024	76,474
545,657	4.500%, 9/1/2039	585,980
395,490	4.500%, 8/1/2040	424,716
615,421	4.500%, 9/1/2040	660,899
1,029,003	4.500%, 12/1/2040	1,105,045
1,650,567	4.500%, 4/1/2041	1,766,351
352,582	4.500%, 2/1/2048	373,103
387,222	4.500%, 8/1/2048	407,699
265	5.000%, 7/1/2019	265
6,327	5.000%, 7/1/2020	6,359
892,941	5.000%, 1/1/2034	972,377
276,292	5.000%, 5/1/2034	301,099
83,567	5.000%, 1/1/2036	91,732
242,019	5.000%, 4/1/2036	265,277
175,247	5.000%, 4/1/2040	188,569
242,108	5.000%, 5/1/2040	260,512
324,827	5.000%, 7/1/2040	349,519
21,910	5.500%, 4/1/2021	22,294
181,852	5.500%, 3/1/2029	196,869
1,456,420	5.500%, 5/1/2034	1,613,480
118,002	5.500%, 11/1/2037	128,961
106,026	6.000%, 4/1/2036	120,337
4	7.000%, 9/1/2030	5
292,358	7.000%, 12/1/2031	337,461
133,798	7.000%, 1/1/2032	154,955
34,154	7.000%, 1/1/2032	39,499
88,284	7.000%, 4/1/2032	100,485
68,827	7.000%, 4/1/2032	78,645
721,277	7.000%, 4/1/2032	833,015
117,157	7.000%, 4/1/2032	134,899

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 152,229	7.000%, 4/1/2032	$ 176,369
102,483	8.000%, 2/1/2031	118,715
	TOTAL	42,868,752
	Federal National Mortgage Association—29.1%
2,892,551	3.000%, 2/1/2045	2,918,607
1,416,133	3.000%, 10/1/2046	1,428,004
2,465,012	3.000%, 11/1/2046	2,482,594
755,402	3.000%, 11/1/2046	761,735
490,718	3.000%, 1/1/2047	494,218
1,684,682	3.000%, 1/1/2047	1,696,698
237,616	3.000%, 2/1/2047	239,979
2,981,787	3.000%, 12/1/2047	3,003,987
1,348,121	3.500%, 4/1/2026	1,386,207
3,008,514	3.500%, 9/1/2042	3,114,188
3,186,541	3.500%, 8/1/2046	3,267,598
1,572,764	3.500%, 9/1/2046	1,615,229
1,455,558	3.500%, 10/1/2047	1,500,771
942,344	3.500%, 1/1/2048	966,315
1,127,461	3.500%, 1/1/2048	1,162,483
510,895	4.000%, 2/1/2041	534,751
1,343,067	4.000%, 12/1/2041	1,405,781
1,276,504	4.000%, 3/1/2042	1,349,274
1,060,670	4.000%, 4/1/2042	1,109,700
2,217,069	4.000%, 12/1/2047	2,300,917
1,512,203	4.000%, 2/1/2048	1,578,561
338,470	4.000%, 2/1/2048	355,967
226,273	4.000%, 2/1/2048	234,505
1,596,334	4.000%, 2/1/2048	1,660,647
1,387,836	4.000%, 9/1/2048	1,436,811
52	4.500%, 12/1/2019	52
153,642	4.500%, 10/1/2040	164,908
782,024	4.500%, 4/1/2041	836,800
355,998	4.500%, 5/1/2048	373,814
27,776	5.000%, 12/1/2023	28,904
568,028	5.000%, 7/1/2034	618,776
404,389	5.000%, 7/1/2048	427,730
263,603	5.500%, 9/1/2034	292,712
174,126	5.500%, 1/1/2036	193,434
164,739	5.500%, 4/1/2036	182,871
627,185	5.500%, 4/1/2036	698,866
67,982	6.000%, 10/1/2036	77,582
58,464	6.000%, 9/1/2037	66,780
86,003	6.000%, 11/1/2037	97,806
295,419	6.000%, 11/1/2037	336,467
155,042	7.000%, 1/1/2031	178,392
35,739	7.000%, 3/1/2032	41,402
198,053	7.500%, 7/1/2028	221,933
196,342	7.500%, 2/1/2030	225,353
9,025	8.000%, 2/1/2030	10,438

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 18,668		8.000%, 10/1/2030	$ 21,412
		TOTAL	43,101,959
		Government National Mortgage Association—0.1%
1,512		6.000%, 5/15/2024	1,591
9,328		7.000%, 1/15/2028	10,458
17,705		7.000%, 3/15/2028	19,835
17,961		7.000%, 10/15/2028	20,030
1,875		7.500%, 7/15/2029	2,097
5,059		7.500%, 7/15/2029	5,784
2,345		7.500%, 8/15/2029	2,666
3,266		7.500%, 9/15/2029	3,727
5,353		7.500%, 7/15/2030	6,196
18,848		7.500%, 1/15/2031	21,931
		TOTAL	94,315
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $82,249,401)	86,065,026
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.1%
		Federal Home Loan Mortgage Corporation—0.1%
215,472	[1]	REMIC, Series 3331, Class FC, 2.869% (1-month USLIBOR +0.430%), 6/15/2037	215,385
		Government National Mortgage Association—1.0%
1,485,318		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	1,496,364
		Non-Agency Mortgage-Backed Securities—2.0%
151,233		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	100,273
384,608		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	390,019
898,231		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	910,318
1,479,048		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,499,921
		TOTAL	2,900,531
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,649,623)	4,612,280
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.2%
		Agency Commercial Mortgage-Backed Securities—4.2%
1,500,000		FHLMC REMIC, Series K015, Class A2, 3.230%, 7/25/2021	1,526,208
1,455,000		FHLMC REMIC, Series K064, Class A2, 3.224%, 3/25/2027	1,522,683
3,000,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	3,157,733
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,011,606)	6,206,624
		INVESTMENT COMPANY—1.0%
1,540,747		Federated Government Obligations Fund, Premier Shares, 2.29%[2] (AT AMORTIZED COST)	1,540,747
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $141,878,922)	148,146,129
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[3]	(179,454)
		TOTAL NET ASSETS—100%	$ 147,966,675

Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 2/28/2019	1,156,016
Purchases/Additions	7,959,280
Sales/Reductions	(7,574,549)
Balance of Shares Held 5/31/2019	1,540,747
Value	$ 1,540,747
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$ 8,171
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's assets carried at fair value:
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$ —	$ 41,874,337	$—	$ 41,874,337
Asset-Backed Securities	—	692,916	—	692,916
Government Agencies	—	7,154,199	—	7,154,199
Mortgage-Backed Securities	—	86,065,026	—	86,065,026
Collateralized Mortgage Obligations	—	4,612,280	—	4,612,280
Commercial Mortgage-Backed Securities	—	6,206,624	—	6,206,624
Investment Company	1,540,747	—	—	1,540,747
TOTAL SECURITIES	$1,540,747	$146,605,382	$—	$148,146,129
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit